FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Fair value measurements as of December 31, 2018 using significant unobservable inputs (Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as at June 30, 2018	$412
Change in fair-value (included within other expenses, net)	20
Balance as of December 31, 2018 (Unaudited)	$432

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]	Assets measured at fair value on a nonrecurring basis as of December 31, 2018 are stated below:

	December 31, 2018 (Unaudited)
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Retained equity interest in a former subsidiary (Beijing Intelligent) (i)	-	-	4,378	4,378

Total assets measured at fair value on a non-recurring basis	$-	$-	$4,378	$4,378

(i)       The 40% retained equity interest in Beijing Intelligent was measured at fair value using the discounted cash flow method which involves significant unobservable inputs (Level 3), such as terminal growth rate and discount rate (Note 4).

Assets measured at fair value on a nonrecurring basis as of June 30, 2018 are stated below:

	June 30, 2018
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Intangible asset (i)	$-	$-	$1,752	$1,752

Total assets measured at fair value on a non-recurring basis	$-	$-	$1,752	$1,752

(i) Upon the acquisition of 100% of Beijing Hollysys Industrial Software Company Ltd in July 2017, the Company recognized $2,071 patents and copyrights based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate.